Geographic and Significant Customer Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of sets forth reporting revenue segment
	Year ended December 31,	Year ended December 31,
	2021	2020
Israel	108	7
Japan	1,380	2,097
United States	471	276
Thailand	964	528
Other[2]	1,215	960
	4,138	3,868

Schedule of sets forth reporting property and equipment segment
	As of December 31,	As of December 31,
	2021	2020
Israel	622	305
United States	91	2
	713	307

Schedule of customer concentrations as a percentage of revenue
	Year ended December 31,	Year ended December 31,
	2021	2020
Customer A	30%	47%
Customer B	*	14%
Customer C	23%	-
Customer D	11%	*

*	Lower than 10%